Long-term Notes Receivable and Other Assets - Summary of Long-term Notes Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Notes Receivable And Other Long Term Assets [Abstract]
Promissory notes issued by the Mexican Government	$ 147,274,076	$ 140,578,871
Other long-term notes receivable	1,218,833	8,028,731
Total long-term notes receivable	$ 148,492,909	$ 148,607,602